Exit, Disposal And Restructuring Activities (2011 Actions Net Charges For Exit Disposal And Transformation Action And Related Reserve Status) (Details) (Restructuring 2011 Actions [Member], USD $)
In Millions
12 Months Ended
Jul. 02, 2011
Exit, disposal and other costs recognized during period	$ 171
Charges recognized in discontinued operations	97
Cash payments	(112)
Non-cash charges	2
Foreign exchange	4
Accrued costs, ending balance	162
Employee Termination And Other Benefits [Member]
Exit, disposal and other costs recognized during period	104
Charges recognized in discontinued operations	59
Cash payments	(40)
Non-cash charges	2
Foreign exchange	4
Accrued costs, ending balance	129
IT And Other Costs [Member]
Exit, disposal and other costs recognized during period	58
Charges recognized in discontinued operations	38
Cash payments	(72)
Non-cash charges
Foreign exchange
Accrued costs, ending balance	24
Non-Cancellable Leases/Contractual Obligations [Member]
Exit, disposal and other costs recognized during period	9
Accrued costs, ending balance	$ 9